PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details)		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid expenses and other current assets:
Prepaid expense for bandwidth and servers	[1]	$ 541,000	¥ 3,533,000		¥ 12,109,000
Staff field advances		102,000	665,000		759,000
Prepaid commission	[2]	11,421,000	74,520,000		74,520,000
Prepaid service fee		1,000	8,000
Other deposit and receivables	[3]	7,511,000	49,006,000		32,768,000
Prepaid income tax		954,000	6,227,000		6,227,000
Prepaid expense and other current assets		20,530,000	133,959,000		126,383,000
Provision of doubtful accounts		(1,320,000)	(8,615,000)		(8,471,000)
Prepaid expenses and other current assets, net		$ 19,210,000	125,344,000		117,912,000
Beijing Zhao Du
Prepaid expenses and other current assets:
Prepaid commission			¥ 67,200,000	$ 10,299,000
Beijing Shuo Ge
Prepaid expenses and other current assets:
Prepaid commission				$ 1,122,000	¥ 7,320,000

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers. The decrease in 2020 is due to the Group's business cutting of CDN and IX, which affects the related expenses of Bandwidth.
[2]	The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 9), consisting of RMB 67,200,000
[3]	Other deposit and receivables represent deductible VAT, and other deposits for operation.